3. CAPITAL LEASE OBLIGATION (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
2017	$ 7,688
2018	10,250	$ 10,250
2019	10,250	10,250
2020	10,250	10,250
2021	5,126	5,126
Total minimum payments	43,564	46,126
Less: amount representing interest	5,668	6,314
Present value of minimum lease payments	37,896	39,812
Less: current portion	7,987	7,857	$ 0
Capital lease obligation, noncurrent	$ 29,909	$ 31,955	$ 0